Goodwill and Intangible Assets - Summary of Estimated Amortization Expense (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Intangible Liability Disclosure [Abstract]
2015		$ 441
2016		378
2017		314
2018		251
2019		187
Thereafter		186
Net carrying amount	$ 1,535	$ 1,757